UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JUNE 30, 2004

MONEYMART ASSETS, INC.

FUND TYPE

Money market

OBJECTIVE

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

August 16, 2004

We hope that you find the semiannual report for MoneyMart Assets informative and useful. As a MoneyMart Assets shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

Thank you for choosing this fund.

Sincerely,

Judy A. Rice, President

MoneyMart Assets, Inc.

MoneyMart Assets, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of MoneyMart Assets, Inc. (the Fund) is to seek maximum current income consistent with stability of capital and the maintenance of liquidity. There can be no assurance that the Fund will achieve its investment objective.

The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government, its agencies and instrumentalities, and major corporations and commercial banks in the United States and foreign countries. Maturities can range from one day to 13 months. We generally only purchase securities rated in one of the two highest short-term rating categories or one of the three highest long-term rating categories by at least two major rating agencies, or if not rated, deemed to be of equivalent quality by our investment adviser.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Fund Facts as of 6/30/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.53%	$1.00	27 Days	$3,052.1
Class Z*	0.66%	$1.00	27 Days	$186.8
iMoneyNet, Inc. Taxable Prime Retail Avg.**	0.46%	N/A	47 Days	N/A

*Class	Z shares are not subject to distribution and service (12b-1) fees.

**iMoneyNet,	Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of June 29, 2004, the closest date to the end of our reporting period.

2	Visit our website at www.jennisondryden.com

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

The graphs portray weekly 7-day current yields and weekly WAMs for MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Taxable Prime Retail Average every Tuesday from December 29, 2003 to June 29, 2004, the closest dates to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. For purposes of this report, iMoneyNet, Inc. reported the initial 7-day current yield and WAM on a Monday. The data portrayed for the Fund at the end of the reporting period in the graph may not match the data portrayed in the Fund Facts table as of June 30, 2004.

MoneyMart Assets, Inc.	3

This Page Intentionally Left Blank

Financial Statements

JUNE 30, 2004	SEMIANNUAL REPORT

MoneyMart Assets, Inc.

Portfolio of Investments

as of June 30, 2004 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit—Domestic 7.0%
	HSBC Bank USA
$ 63,000	1.04%, 7/1/04	$63,000,000
	KBC Bank NV
100,000	1.32%, 7/30/04	100,000,000
	Wells Fargo Bank NA
63,000	1.13%, 7/13/04	63,000,000

		226,000,000

Certificates of Deposit—Eurodollar 3.6%
	HBOS Treasury Services PLC
65,000	1.06%, 7/20/04	64,997,905
	Nationwide Building Society
50,000	1.13%, 7/13/04	50,000,634

		114,998,539

Certificates of Deposit—Yankee 6.3%
	Credit Suisse First Boston
100,000	1.25%, 7/30/04	100,000,000
	Natexis Banque Populaires
25,000	1.075%, 7/1/04	25,000,000
	Wells Fargo Bank NA
80,000	1.50%, 7/1/04	80,000,000

		205,000,000

Commercial Paper 69.4%
	Aegon Funding Corp.
10,000	1.26%, 8/9/04	9,986,350
	Alianz Finance Corp.
45,000	1.35%, 8/19/04	44,917,313
	Amsterdam Funding Corp.
28,517	1.09%, 7/1/04	28,517,000
75,000	1.32%, 8/12/04	74,884,500
	Cafco LLC
49,100	1.20%, 8/4/04	49,044,353
75,000	1.20%, 8/10/04	74,900,000
51,000	1.32%, 8/10/04	50,925,200
	Caisse Nationale Des Caisses
61,500	1.21%, 8/6/04	61,425,585
	Citicorp
59,111	1.28%, 8/5/04	59,037,440

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

	Citigroup Global Markets Holdings, Inc.
$ 64,190	1.27%, 7/19/04	$64,149,239
	Countrywide Home Loan, Inc.
5,928	1.62%, 7/1/04	5,928,000
	CXC, Inc.
30,000	1.28%, 8/3/04	29,964,800
50,000	1.20%, 8/10/04	49,933,333
	Daimlerchrysler Revolving Auto
100,000	1.27%, 7/26/04	99,911,806
18,059	1.27%, 7/27/04	18,042,436
47,585	1.27%, 7/28/04	47,539,675
	Danske Corp.
50,000	1.32%, 8/11/04	49,924,833
	Falcon Asset Securitization Corp.
75,000	1.25%, 7/22/04	74,945,313
95,207	1.25%, 7/27/04	95,121,049
	Goldman Sachs Group, Inc.
38,721	1.27%, 7/16/04	38,700,510
	HBOS Treasury Services PLC
100,000	1.35%, 8/4/04	99,872,500
	Morgan Stanley Dean Witter Co.
70,000	1.12%, 7/19/04	69,960,800
	National Rural Utilities Cooperative Finance
50,000	1.31%, 7/29/04	49,949,056
	New Center Asset Trust
170,000	1.23%, 8/2/04	169,814,133
	New York Life Capital Corp.
24,295	1.27%, 7/23/04	24,276,144
	Nordeutsche Landesbank Luxembourg
80,000	1.09%, 7/12/04	79,973,355
18,214	1.20%, 8/6/04	18,192,143
39,000	1.28%, 8/11/04	38,943,147
	Old Line Funding Corp.
10,954	1.25%, 7/27/04	10,944,111
26,000	1.26%, 7/29/04	25,974,520
	Preferred Receivables Funding Corp.
50,000	1.26%, 7/21/04	49,965,000
	Prudential PLC
29,908	1.20%, 8/3/04	29,875,101
25,600	1.22%, 8/3/04	25,571,371
	Sheffield Receivables Corp.
91,000	1.15%, 7/12/04	90,968,024

See Notes to Financial Statements.

MoneyMart Assets, Inc.	7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Societe Generale North America
$170,165	1.26%, 8/10/04	$169,926,769
	Spintab-Swedmortgage AB
44,249	1.07%, 7/1/04	44,249,000
	Swedbank, Inc.
49,000	1.12%, 7/16/04	48,977,133
	Tulip Funding Corp.
70,000	1.10%, 7/1/04	70,000,000
100,000	1.29%, 8/6/04	99,871,000
	UBS Finance LLC
692	1.13%, 7/13/04	691,741

		2,245,793,783

Municipal Bonds 0.2%
	Indiana St. Office Bldg. Comn. Fac. Rev., Miami Corr. Fac. II, Ser. A
200	1.05%, 7/1/22(b)	200,000
	Valdez Alaska Marine Term. Rev., Ref. BP Pipelines Income, Proj. A
6,600	1.10%, 6/1/37(b)	6,600,000

		6,800,000

Other Corporate Obligations 11.8%
	American Express Credit Corp.
45,000	1.20%, 7/5/05(d)	45,000,000
	General Electric Capital Assurance Co.
49,000	1.36%, 7/22/04(c)(d) (cost of $49,000,000, date purchased 7/17/03)	49,000,000
	Goldman Sachs Group, Inc.
40,000	1.67%, 7/13/05(d)	40,000,000
	Merrill Lynch & Co., Inc.
50,000	1.336%, 7/17/05(d)	50,000,000
	Metropolitan Life Insurance Co.
53,000	1.22%, 10/4/04(b)(c) (cost of $53,000,000, date purchased 9/26/02)	53,000,000
	Morgan Stanley Dean Witter Co.
43,000	1.359 7/15/05(d)	43,000,000
	Pacific Life Insurance
38,000	1.62%, 10/15/04(c)(d) (cost of $38,000,000, date purchased 7/1/03)	38,000,000

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)
	Travelers Insurance Co.
$34,000	1.22%, 7/8/04(c)(d) (cost of $34,000,000, date purchased 6/30/03)	$34,000,000
	Westpac Banking Corp.
32,000	1.407%, 7/11/05(d)	32,000,000

		384,000,000

U.S. Government Agency Obligation 3.0%
	Federal National Mortgage Assoc.
47,329	1.22%, 8/4/04(b)	47,274,466
50,000	1.10%, 8/9/04(b)	49,940,417

		97,214,883

	Total Investments 101.3% (amortized cost $3,279,807,205(a))	3,279,807,205
	Liabilities in excess of other assets (1.3%)	(40,991,598)

	Net Assets 100%	$3,238,815,607

(a)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting expenses.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Private placement restricted as to resale and does not have a readily available market; the aggregate cost and value of such securities is $174,000,000 and is approximately 5.4% of net assets.
(d)	Floating Rate Security. The interest rate shown reflects the rate in effect at June 30, 2004.

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2004 was as follows:

Commercial Banks	35.5%
Asset Backed Securities	32.3
Life Insurance	9.5
Security Brokers & Dealers	7.5
Motor Vehicle Parts	5.1
Federal Credit Agencies	3.0
Finance Services	2.9
Fire, Marine, Casualty Insurance	2.0
Bank Holding Companies-Domestic	1.8
Mortgage Bankers	1.5
Municipality	0.2
Liabilities in excess of other assets	(1.3)

100.0%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	9

Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$3,279,807,205
Cash	22,006
Receivable for Fund shares sold	22,425,695
Interest receivable	1,084,363
Prepaid expenses	108,543

Total assets	3,303,447,812

Liabilities
Payable for Fund shares reacquired	60,613,605
Accrued expenses	2,428,945
Management fee payable	896,144
Distribution fee payable	350,615
Dividends payable	340,894
Deferred directors’ fees	2,002

Total liabilities	64,632,205

Net Assets	$3,238,815,607

Net assets were comprised of:
Common stock, at par ($.001 par value; 15 billion shares authorized for issuance)	$3,238,816
Paid-in capital in excess of par	3,235,576,791

Net assets, June 30, 2004	$3,238,815,607

Class A
Net asset value, offering price and redemption price per share ($3,052,064,972 ÷ 3,052,064,972 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($186,750,635 ÷ 186,750,635 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Income
Income
Interest	$24,003,929

Expenses
Management fee	6,537,861
Distribution fee—Class A	2,587,475
Transfer agent’s fees and expenses	5,035,000
Reports to shareholders	136,000
Custodian’s fees and expenses	117,000
Insurance	60,000
Registration fees	53,000
Legal fees and expenses	30,000
Directors’ fee and expenses	15,000
Audit fee	11,000
Miscellaneous	5,294

Total expenses	14,587,630

Net investment income	9,416,299

Net Realized Gain On Investments
Net realized gain on investment transactions	39,033

Net Increase In Net Assets Resulting From Operations	$9,455,332

See Notes to Financial Statements.

MoneyMart Assets, Inc.	11

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Decrease In Net Assets
Operations
Net investment income	$9,416,299	$42,792,129
Net realized gain on investment transactions	39,033	1,064,877

Net increase in net assets resulting from operations	9,455,332	43,857,006

Dividends and distributions to shareholders (Note 1)
Class A	(8,936,354)	(42,332,082)
Class Z	(518,978)	(1,524,924)

	(9,455,332)	(43,857,006)

Fund share transactions (Note 4) (at $1.00 per share)
Proceeds from shares sold	3,111,123,869	22,027,286,713
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	7,818,601	40,036,556
Cost of shares reacquired	(5,157,249,726)	(23,921,012,672)

Net decrease in net assets from Fund share transactions	(2,038,307,256)	(1,853,689,403)

Total decrease	(2,038,307,256)	(1,853,689,403)

Net Assets
Beginning of period	5,277,122,863	7,130,812,266

End of period	$3,238,815,607	$5,277,122,863

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Notes to Financial Statements (Unaudited)

MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the

MoneyMart Assets, Inc.	13

Notes to Financial Statements (Unaudited)

Cont’d

collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participation: The Fund may invest in loan participation. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at June 30, 2004 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

14	Visit our website at www.jennisondryden.com

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $50 million and .30 of 1% of the Fund’s average daily net assets in excess of $50 million.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of the Class A shares. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended June 30, 2004, the Fund incurred fees of approximately $4,404,800 for the services of PMFS. As of June 30, 2004, approximately $682,400 of such fees were due to PFMS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket and sub-transfer agent expenses paid to non-affiliates, where applicable.

Note 4. Capital

The Fund offers Class A and Class Z shares. Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.

MoneyMart Assets, Inc.	15

Notes to Financial Statements (Unaudited)

Cont’d

There are 15 billion authorized shares of $.001 par value common stock divided into two classes, which consist of 13 billion Class A and 2 billion Class Z shares.

Transactions in shares of common stock (at $1 net asset value per share) were as follows:

	Six months Ended June 30,	Year Ended December 31,
Class A	2004	2003
Shares sold	$3,062,780,342	$21,933,775,126
Shares issued in reinvestment of dividends and distributions	7,325,674	38,512,438
Shared reacquired	(5,107,446,312)	(23,813,111,496)

Net decrease in shares outstanding	$(2,037,340,296)	$(1,840,823,932)

Class Z
Shares sold	$48,343,527	$93,511,587
Shares issued in reinvestment of dividends and distributions	492,927	1,524,118
Shared reacquired	(49,803,414)	(107,901,176)

Net decrease in shares outstanding	$(966,960)	$(12,865,471)

Note 5. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope of accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

16	Visit our website at www.jennisondryden.com

Note 6. Reorganization

The Fund has historically served as a mechanism for investing excess cash balances from Prudential Securities, Inc. customer accounts. During fiscal 2003, the Fund was notified that it would no longer be utilized in such a manner. As a result, it is expected that net assets will decline significantly. Even after the reorganization described below, it is expected that the Fund’s combined net assets will be significantly lower than the current level.

On November 18, 2003, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization which provided for the transfer of all assets and assumption of all liabilities of Class A, B, C, and Z shares of the Special Money Market Fund, Inc. for Class A, B, C and Z shares of the Fund, respectively. As part of the reorganization, the Fund will commence offering Class B and C shares.

MoneyMart Assets, Inc.	17

Financial Highlights (Unaudited)

	Class A
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	0.002
Dividends and distributions to shareholders	(0.002)

Net asset value, end of period	$1.000

Total Return(a):	.20%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,052,065
Average net assets (000)	$4,162,708
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.68	%(b)
Expenses, excluding distribution and service (12b-1) fees	.55	%(b)
Net investment income	.43	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Class A
Year Ended December 31,
2003	2002	2001	2000	1999

$1.000	$1.000	$1.000	$1.000	$1.000

0.006	0.013	0.037	0.058	0.046
(0.006)	(0.013)	(0.037)	(0.058)	(0.046)

$1.000	$1.000	$1.000	$1.000	$1.000

.65%	1.35%	3.85%	5.94%	4.69%

$5,089,405	$6,930,229	$6,440,760	$6,529,282	$6,393,586
$6,535,734	$6,947,463	$6,846,656	$6,538,256	$6,292,031

.62%	.61%	.65%	.67%	.68%
.49%	.48%	.52%	.54%	.55%
.63%	1.34%	3.76%	5.81%	4.60%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	19

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	0.003
Dividends and distributions to shareholders	(0.003)

Net asset value, end of period	$1.000

Total Return(a):	.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$186,751
Average net assets (000)	$186,481
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.55	%(b)
Expenses, excluding distribution and service (12b-1) fees	.55	%(b)
Net investment income	.56	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2003	2002	2001	2000	1999

$1.000	$1.000	$1.000	$1.000	$1.000

0.008	0.015	0.039	0.059	0.047
(0.008)	(0.015)	(0.039)	(0.059)	(0.047)

$1.000	$1.000	$1.000	$1.000	$1.000

.77%	1.48%	3.98%	6.07%	4.82%

$187,718	$200,583	$272,733	$253,173	$259,529
$198,143	$291,473	$283,850	$267,611	$227,112

.49%	.48%	.52%	.54%	.55%
.49%	.48%	.52%	.54%	.55%
.75%	1.48%	3.84%	5.95%	4.74%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	21

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E. A. Carson•Delayne Dedrick Gold•Robert F. Gunia•Robert E. La Blanc•Robin B. Smith• Stephen D. Stoneburn •Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer• William V. Healey, Chief Legal Officer •
Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

MoneyMart Assets, Inc.
Share Class	A	Z
NASDAQ	PBMXX	PMZXX
CUSIP	60936A308	60936A407

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

MoneyMart Assets, Inc.
Share Class	A	Z
NASDAQ	PBMXX	PMZXX
CUSIP	60936A308	60936A407

MF108E2    IFS-A095196    Ed. 08/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.